Post-retirement benefits - Summary of movement in plan assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ 2,273	$ 1,730
Employer contributions	464	201	$ 257
Return on plan assets, net of interest on assets	(371)	(768)	(1,033)
Currency exchange rate (loss)/ gain	(2)	(62)
Ending balance	1,028	2,273	1,730
Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(14,905)	(13,923)
Settlements	(383)	(7)
Interest on obligation	276	335
Contributions by plan participants	22	22
Employer contributions	464	201
Benefits paid	837	778
Non-investment expenses	15	16
Return on plan assets, net of interest on assets	371	768
Assets transferred to defined contribution section	(4)	(3)
Currency exchange rate (loss)/ gain	(99)	460
Ending balance	(14,700)	(14,905)	$ (13,923)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	1,305
Employer contributions	425
Currency exchange rate (loss)/ gain	(3)
Ending balance	194	1,305
Pension benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(14,905)
Settlements	(383)
Interest on obligation	276
Contributions by plan participants	22
Employer contributions	425
Benefits paid	798
Non-investment expenses	15
Return on plan assets, net of interest on assets	371
Assets transferred to defined contribution section	(4)
Currency exchange rate (loss)/ gain	(99)
Ending balance	(14,700)	(14,905)
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	968
Employer contributions	39
Currency exchange rate (loss)/ gain	1
Ending balance	834	968
Other benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	0
Settlements	0
Interest on obligation	0
Contributions by plan participants	0
Employer contributions	39
Benefits paid	39
Non-investment expenses	0
Return on plan assets, net of interest on assets	0
Assets transferred to defined contribution section	0
Currency exchange rate (loss)/ gain	0
Ending balance	$ 0	$ 0